BFS Equity Fund
Schedule of Investments
August 31, 2025 - (Unaudited)
COMMON STOCKS — 92.96% Shares Fair Value
Aerospace & Defense — 1.88%
Northrop Grumman Corp. 2,000 $ 1,180,080
Banking — 6.40%
Bank of America Corp. 20,000 1,014,800
JPMorgan Chase & Co. 10,000 3,014,200
4,029,000
Beverages — 0.88%
Coca-Cola Co. (The) 8,000 551,920
Biotech & Pharmaceuticals — 0.37%
Zoetis, Inc., Class A 1,500 234,600
Building Products — 1.04%
Carrier Global Corp. 10,000 652,000
Chemicals — 4.38%
Air Products & Chemicals, Inc. 5,000 1,470,550
Ecolab, Inc. 2,000 554,080
Sherwin-Williams Co. (The) 2,000 731,660
2,756,290
E-Commerce Discretionary — 4.37%
Amazon.com, Inc.
(a)
12,000 2,748,000
Home Construction — 2.02%
D.R. Horton, Inc. 7,500 1,271,100
Insurance — 2.84%
Berkshire Hathaway, Inc., Class B
(a)
1,500 754,470
Marsh & McLennan Cos., Inc. 5,000 1,029,050
1,783,520
Internet Media & Services — 10.70%
Alphabet, Inc., Class A 16,000 3,406,560
Meta Platforms, Inc., Class A 4,500 3,324,150
6,730,710
Machinery — 4.37%
Caterpillar, Inc. 1,000 419,040
Deere & Co. 2,500 1,196,600
Parker-Hannifin Corp. 1,500 1,139,025
2,754,665
Medical Equipment & Devices — 4.24%
Danaher Corp. 4,000 823,280
Stryker Corp. 2,500 978,525
Thermo Fisher Scientific, Inc. 1,750 862,260
2,664,065
Metals & Mining — 5.55%
Agnico Eagle Mines Ltd. 9,000 1,297,530
Alamos Gold, Inc., Class A 50,000 1,522,500
Barrick Mining Corp.
(a)
25,000 665,750
3,485,780

BFS Equity Fund
Schedule of Investments (continued)
August 31, 2025 - (Unaudited)
COMMON STOCKS — 92.96% - continued Shares Fair Value
Oil & Gas Producers — 2.36%
ConocoPhillips 15,000 $ 1,484,550
Pharmaceuticals — 0.98%
Pfizer, Inc. 25,000 619,000
Retail - Consumer Staples — 2.25%
Costco Wholesale Corp. 1,500 1,414,980
Retail - Discretionary — 2.46%
Lowe's Companies, Inc. 6,000 1,548,360
Semiconductors — 9.09%
Broadcom, Inc. 7,500 2,230,425
NVIDIA Corp. 20,000 3,483,600
5,714,025
Software — 11.22%
Adobe, Inc.
(a)
2,000 713,400
Microsoft Corp. 8,500 4,306,865
Oracle Corp. 9,000 2,035,170
7,055,435
Specialty Finance — 1.32%
American Express Co. 2,500 828,200
Specialty Retail — 2.59%
Home Depot, Inc. (The) 4,000 1,627,080
Technology Hardware — 4.06%
Apple, Inc. 11,000 2,553,540
Technology Services — 7.59%
Automatic Data Processing, Inc. 3,000 912,150
Fiserv, Inc.
(a)
15,000 2,072,700
MasterCard, Inc., Class A 3,000 1,785,870
4,770,720
Total Common Stocks (Cost $23,856,909) 58,457,620
U.S. GOVERNMENT & AGENCIES
(b)
— 3.94%
Principal
Amount
United States Treasury Bill, 4.25% , 10/28/2025 $ 1,000,000 993,560
United States Treasury Bill, 4.33% , 11/25/2025 1,500,000 1,485,983
Total U.S. Government & Agencies (Cost $2,478,376) 2,479,543

BFS Equity Fund
Schedule of Investments (continued)
August 31, 2025 - (Unaudited)
MONEY MARKET FUNDS - 3.29% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.25%
(c)
2,071,547 $ 2,071,547
Total Money Market Funds (Cost $2,071,547) 2,071,547
Total Investments — 100.19%
    (Cost $28,406,832) 63,008,710
Liabilities in Excess of Other Assets — (0.19)% (116,761)
NET ASSETS — 100.00% $ 62,891,949
(a) Non-income producing security.
(b) The rate shown represents effective yield at time of purchase.
(c) Rate disclosed is the seven day effective yield as of August 31, 2025.